Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
16.	Derivative Instruments and Hedging Activities
We are exposed to certain market risks relating to our ongoing business operations, including foreign currency exchange rate risk, commodity price risk, interest rate risk and credit risk. We manage our exposure to these and other market risks through regular operating and financing activities. Currently, the only risks that we manage through the use of derivative instruments are interest rate risk and foreign currency exchange rate risk.
Interest Rate Risk
Derivatives Designated as Fair Value Hedges
We currently use
fixed-to-variable
interest rate swaps to manage our exposure to interest rate risk from our cash investments and debt portfolio. These derivative instruments are designated as fair value hedges under GAAP. Changes in the fair value of the derivative instrument are recorded in current earnings and are offset by gains or losses on the underlying debt instrument
.
In June 2021, we entered into $1 billion of
fixed-to-variable
interest rate swaps that we have designated as fair value hedges of $1 billion of our fixed rate debt obligations.
In prior years, we entered into various
fixed-to-variable
interest rate swap agreements that were accounted for as fair value hedges of our senior notes due 2021. In August 2016, we received cash for these interest rate swap assets by terminating the hedging instruments with the counterparties. There was no remaining unamortized balance as of December 31, 2021 related to these discontinued hedges, since the unamortized balance was recognized in full upon the end of the maturity period of the hedged senior notes in the third quarter of 2021. As of December 31, 2021 and December 31, 2020, the following amounts were recorded on our consolidated balance sheets related to cumulative basis adjustments for fair value hedges (in millions):

	Carrying Amount of the Hedged Liabilities		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities
Balance Sheet Line Item	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Current portion of long-term debt	$—	$303.0	$—	$3.1
Long-term debt	985.2	—	(10.5)	—
Derivatives Designated as Cash Flow Hedges
In 2014, we entered into forward starting interest rate swaps that were designated as cash flow hedges of our thirty-year tranche of senior notes (the 4.450% Senior Notes due 2045) we expected to issue in 2015. The forward starting interest rate swaps mitigated the risk of changes in interest rates prior to the completion of the notes offering. The interest rate swaps were settled, and the remaining loss to be recognized at December 31, 2021 was $25.3 million, which will be recognized using the effective interest rate method over the remaining maturity period of the hedged notes.
Foreign Currency Exchange Rate Risk
We operate on a global basis and are exposed to the risk that our financial condition, results of operations and cash flows could be adversely affected by changes in foreign currency exchange rates. To reduce the potential effects of foreign currency exchange rate movements on net earnings, we enter into derivative financial instruments in the form of foreign currency exchange forward contracts with major financial institutions. We also designated our Euro notes and other foreign currency exchange forward contracts as net investment hedges of investments in foreign subsidiaries. We are primarily exposed to foreign currency exchange rate risk with respect to transactions and net assets denominated in Euros, Swiss Francs, Japanese Yen, British Pounds, Canadian Dollars, Australian Dollars, Korean Won, Swedish Krona, Czech Koruna, Thai Baht, Taiwan Dollars, South African Rand, Russian Rubles, Indian Rupees, Turkish Lira, Polish Zloty, Danish Krone, and Norwegian Krone. We do not use derivative financial instruments for trading or speculative purposes.
Derivatives Designated as Net Investment Hedges
We are exposed to the impact of foreign exchange rate fluctuations in the investments in our wholly-owned foreign subsidiaries that are denominated in currencies other than the U.S. Dollar. In order to mitigate the volatility in foreign exchange rates, we issued Euro Notes in December 2016 and November 2019, as discussed in Note 1
4
, and designated 100 percent of the Euro Notes to hedge our net investment in certain wholly-owned foreign subsidiaries that have a functional currency of Euro. All changes in the fair value of the hedging instrument designated as a net investment hedge are recorded as a component of AOCI in our consolidated balance sheets.
At December 31, 2021, we had receive-fixed-rate,
pay-fixed-rate
cross-currency interest rate swaps with notional amounts outstanding of Euro 675 million, Japanese Yen 7 billion and Swiss Franc 50 million. These transactions further hedge our net investment in certain wholly-owned foreign subsidiaries that have a functional currency of Euro, Japanese Yen and Swiss Franc. All changes in the fair value of a derivative instrument designated as a net investment hedge are recorded as a component of AOCI in the consolidated balance sheets. The portion of this change related to the excluded component will be amortized into earnings over the life of the derivative while the remainder will be recorded in AOCI until the hedged net investment is sold or substantially eliminated. We recognize the excluded component in interest expense, net on our consolidated statements of earnings. The net cash received related to the receive-fixed-rate, pay-fixed-rate
component of the cross-currency interest rate swaps is reflected in investing cash flows in our consolidated statements of cash flows. In the twelve-month period ended December 31, 2021, Euro 775 million of these cross-currency interest rate swaps matured at a loss of $40.0 million. The settlement of this loss with the counterparties is reflected in investing cash flows in our consolidated statements of cash flows and will remain in AOCI on our consolidated balance sheet until the hedged net investment is sold or substantially liquidated.
Derivatives Designated as Cash Flow Hedges
Our revenues are generated in various currencies throughout the world. However, a significant amount of our inventory is produced in U.S. Dollars. Therefore, movements in foreign currency exchange rates may have different proportional effects on our revenues compared to our cost of products sold. To minimize the effects of foreign currency exchange rate movements on cash flows, we hedge intercompany sales of inventory expected to occur within the next 30 months with foreign currency exchange forward contracts. We designate these derivative instruments as cash flow hedges.
We perform quarterly assessments of hedge effectiveness by verifying and documenting the critical terms of the hedge instrument and confirming that forecasted transactions have not changed significantly. We also assess on a quarterly basis whether there have been adverse developments regarding the risk of a counterparty default. For derivatives which qualify as hedges of future cash flows, the gains and losses are temporarily recorded in AOCI and then recognized in cost of products sold when the hedged item affects net earnings. On our consolidated statements of cash flows, the settlements of these cash flow hedges are recognized in operating cash flows.
For foreign currency exchange forward contracts outstanding at December 31, 2021, we had obligations to purchase U.S. Dollars and sell Euros, Japanese Yen, British Pounds, Canadian Dollars, Australian Dollars, Korean Won, Swedish Krona, Czech Koruna, Thai Baht, Taiwan Dollars, South African Rand, Russian Rubles, Indian Rupees, Polish Zloty, Danish Krone, and Norwegian Krone and obligations to purchase Swiss Francs and sell U.S. Dollars. These derivatives mature at dates ranging from January 2022 through June 2024. As of December 31, 2021, the notional amounts of outstanding forward contracts entered into with third parties to purchase U.S. Dollars were $1,295.2 million. As of December 31, 2021, the notional amounts of outstanding forward contracts entered into with third parties to purchase Swiss Francs were $347.0 million.
Derivatives Not Designated as Hedging Instruments
We enter into foreign currency forward exchange contracts with terms of one to three months to manage currency exposures for monetary assets and liabilities denominated in a currency other than an entity’s functional currency. Any foreign currency re-measurement
gains/losses recognized in earnings are generally offset with gains/losses on the foreign currency forward exchange contracts in the same reporting period. The amount of these gains/losses is recorded in other income (expense), net. Outstanding contracts are recorded on the balance sheet at fair value as of the end of the reporting period. The notional amounts of these contracts are typically in a range of $1.5 billion to $2.0 billion per quarter.
As discussed in Note 1
4
, in 2021 we entered into a reverse treasury lock related to our bond tender offer to offset any increases or decreases to the premium associated with the tender offer from the date we entered into the lock. We recognized a gain of $12.0 million that was included in the loss on early extinguishment of debt.

Income Statement Presentation
Derivatives Designated as Cash Flow Hedges
Derivative instruments designated as cash flow hedges had the following effects, before taxes, on AOCI and net earnings on our consolidated statements of earnings, consolidated statements of comprehensive income (loss) and consolidated balance sheets (in millions):

	Amount of Gain / (Loss)				Amount of Gain / (Loss)
	Recognized in AOCI			Location on	Reclassified from AOCI
	Years Ended December 31,			Statement of	Years Ended December 31,
Derivative Instrument	2021	2020	2019	Earnings	2021	2020	2019
Foreign exchange forward contracts	$102.5	$(42.7)	$34.6	Cost of products sold	$(0.8)	$45.4	$38.4
Interest rate swaps	—	—	—	Interest expense, net	—	—	2.8
Forward starting interest rate swaps	—	—	—	Interest expense, net	(0.6)	(0.6)	(0.6)

	$102.5	$(42.7)	$34.6		$(1.4)	$44.8	$40.6

The fair value of outstanding derivative instruments designated as cash flow hedges and recorded on the consolidated balance sheet at December 31, 2021, together with settled derivatives where the hedged item has not yet affected earnings, was a net unrealized gain of $33.8 million, or $32.1 million after taxes, which is deferred in AOCI. A gain of $27.9 million, or $23.6 million after taxes, is expected to be reclassified to earnings in cost of products sold and a loss of $0.7 million, or $0.5 million after taxes, is expected to be reclassified to earnings in interest expense, net over the next twelve months.
The following table presents the effects of fair value, cash flow and net investment hedge accounting on our consolidated statements of earnings (in millions):

	Location and Amount of Gain/(Loss) Recognized in Income on Fair Value, Cash Flow and Net Investment Hedging Relationships
	Years Ended December 31,
	2021		2020		2019
	Cost of	Interest	Cost of	Interest	Cost of	Interest
	Products	Expense,	Products	Expense,	Products	Expense,
	Sold	Net	Sold	Net	Sold	Net
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	$1,960.4	$(208.4)	$1,824.3	$(212.1)	$1,943.7	$(227.0)
The effects of fair value, cash flow and net investment hedging:
Gain on fair value hedging relationships
Discontinued interest rate swaps	—	3.1	—	3.3	—	8.2
Interest rate swaps	—	6.4	—	—	—	—
Gain (loss) on cash flow hedging relationships
Foreign exchange forward contracts	(0.8)	—	45.4	—	38.4	—
Interest rate swaps	—	—	—	—	—	2.8
Forward starting interest rate swaps	—	(0.6)	—	(0.6)	—	(0.6)
Gain on net investment hedging relationships
Cross-currency interest rate swaps	—	37.5	—	53.5	—	52.2

Derivatives Not Designated as Hedging Instruments
The following gains/(losses) from these derivative instruments were recognized on our consolidated statements of earnings (in millions):

	Location on	Years Ended December 31,
Derivative Instrument	Statements of Earnings	2021	2020	2019
Foreign exchange forward contracts	Other income (expense), net	$(1.8)	$10.6	$(11.0)
Reverse treasury lock	Other income (expense), net	12.0	—	—

These gains/(losses) do not reflect losses of $3.7 million, $22.8 million and $3.4 million in 2021, 2020 and 2019, respectively, recognized in other income (expense), net as a result of foreign currency re-measurement
of monetary assets and liabilities denominated in a currency other than an entity’s functional currency.
Balance Sheet Presentation
As of December 31, 2021 and 2020, all derivative instruments are recorded at fair value on our consolidated balance sheets. On our consolidated balance sheets, we recognize individual forward contracts with the same counterparty on a net asset/liability basis if we have a master netting agreement with the counterparty. Under these master netting agreements, we are able to settle derivative instrument assets and liabilities with the same counterparty in a single transaction, instead of settling each derivative instrument separately. We have master netting agreements with all of our counterparties.
The fair value of derivative instruments on a gross basis is as follows (in millions):

	As of December 31, 2021		As of December 31, 2020
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Asset Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current assets	$42.3	Other current assets	$12.2
Cross-currency interest rate swaps	Other current assets	16.3	Other current assets	—
Foreign exchange forward contracts	Other assets	20.9	Other assets	3.7
Cross-currency interest rate swaps	Other assets	6.7	Other assets	—

Total asset derivatives		$86.2		$15.9

Asset Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current assets	$1.4	Other current assets	$1.5
Liability Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$9.6	Other current liabilities	$37.4
Cross-currency interest rate swaps	Other current liabilities	0.1	Other current liabilities	55.0
Foreign exchange forward contracts	Other long-term liabilities	1.5	Other long-term liabilities	26.5
Cross-currency interest rate swaps	Other long-term liabilities	3.3	Other long-term liabilities	28.3
Interest rate swaps	Other long-term liabilities	10.5	Other long-term liabilities	—

Total liability derivatives		$25.0		$147.2

Liability Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$1.8	Other current liabilities	$3.8

The table below presents the effects of our master netting agreements on our consolidated balance sheets (in millions):

		As of December 31, 2021			As of December 31, 2020
Description	Location	Gross Amount	Offset	Net Amount in Balance Sheet	Gross Amount	Offset	Net Amount in Balance Sheet
Asset Derivatives
Cash flow hedges	Other current assets	$42.3	$9.5	$32.8	$12.2	$11.7	$0.5
Cash flow hedges	Other assets	20.9	1.3	19.6	3.7	3.7	—
Derivatives not designated as hedges	Other current assets	1.4	0.3	1.1	1.5	0.6	0.9
Liability Derivatives
Cash flow hedges	Other current liabilities	9.6	9.5	0.1	37.4	11.7	25.7
Cash flow hedges	Other long-term liabilities	1.5	1.3	0.2	26.5	3.7	22.8
Derivatives not designated as hedges	Other current liabilities	1.8	0.3	1.5	3.8	0.6	3.2
The following net investment hedge gains (losses) were recognized on our consolidated statements of comprehensive income (loss) (in millions):

	Amount of Gain / (Loss)
	Recognized in AOCI
	Years Ended December 31,
Derivative Instrument	2021	2020	2019
Euro Notes	$129.6	$(151.5)	$10.7
Cross-currency interest rate swaps	103.0	(143.8)	47.9

	$232.6	$(295.3)	$58.6